Long-term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Less: Deferred financing costs	$ (82,506)	$ (100,550)
Total debt	4,328,468	4,372,450
Less: Current portion	(56,725)	(19,858)
Long-term portion	4,271,743	4,352,592
1.3 billion Senior Secured Term Loan B Facility
Debt Instrument [Line Items]
Secured Facility	1,283,750	1,296,750
$1.9 billion Secured Term Loan B Facility
Debt Instrument [Line Items]
Secured Facility	1,857,250	1,876,250
6.5% Senior Secured Notes
Debt Instrument [Line Items]
Senior Notes	607,742	800,000
$462 million Senior Secured Credit Facility
Debt Instrument [Line Items]
Secured Facility	432,821	0
7.25% Senior Unsecured Notes
Debt Instrument [Line Items]
Senior Notes	$ 229,411	$ 500,000